Components of Deferred Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
Deferred Income Tax Assets And Liabilities [Line Items]
Payroll payable	$ 493	$ 409
Accrued expenses	369	585
Allowance for doubtful accounts	506	518
Net operating loss carry-forwards	236	289
Total current deferred tax assets	1,604	1,801
Less: valuation allowance	(51)	(50)
Current deferred tax assets, net	1,553	1,751
Intangible assets	39	48
Property, plant and equipment	149	148
Net operating loss carry-forwards	376	372
Total non-current deferred tax assets	564	568
Less: valuation allowance	(276)	(262)
Non-current deferred tax assets, net	288	306
Intangible assets	64	78
Withholding tax on undistributed earnings	999	905
Total non-current deferred tax liabilities	$ 1,063	$ 983